Schedule of condensed balance sheets (Details) (Parenthetical) - $ / shares	Jun. 30, 2025	Jun. 30, 2024	Feb. 23, 2023
Condensed Financial Statements, Captions [Line Items]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	3,000,000	3,000,000
Preferred stock, shares issued	2,575,250	2,575,250
Preferred stock, shares outstanding	2,575,250	2,575,250
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	300,000,000	300,000,000
Ordinary shares, shares issued	14,250,000	12,000,000
Ordinary shares, shares outstanding	14,250,000	12,000,000	12,000,000
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	3,000,000	3,000,000
Preferred stock, shares issued	2,575,250	2,575,250
Preferred stock, shares outstanding	2,575,250	2,575,250
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	300,000,000	300,000,000
Ordinary shares, shares issued	14,250,000	12,000,000
Ordinary shares, shares outstanding	14,250,000	12,000,000